Long-term debt-Credit facility-Additional Information (Details) (USD $)	6 Months Ended	8 Months Ended		6 Months Ended		9 Months Ended	5 Months Ended
	Jun. 30, 2014 Credit facility [Member]	Aug. 22, 2008 Credit facility [Member]	Jul. 22, 2008 Credit facility [Member]	Jun. 30, 2014 Credit facility and certain term loans [Member]	Dec. 17, 2012 Fourth supplemental agreement [Member]	Sep. 30, 2013 MSC Antwerp (ex Sophia Britannia) disposal [Member]	May 28, 2013 Fifth supplemental agreement [Member]	Aug. 30, 2013 Sixth supplemental agreement [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 1,000,000,000
Portion of the Facility used to repay existing indebtness			631,340,000
Line of Credit Facility Frequency of Payments		quarterly
Facility repayments due to sale of vessel						1,500,000
Line of Credit number of outstanding periodic payments of principal	16
Line of Credit Periodic Payment of Principal	22,473,000
Balloon payment	271,261,000
Loan facility amalgamation date	June 30, 2011
Third supplemental agreement date	September 6,2011
Minimum liquidity ratio				3.00%
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets				0.75:1
Number of vessels secured the Facility with First priority Mortgages	18
Number of ship owning companies as corporate guarantees	18
Number of vessels replaced existing vessels with first priority mortgage(s)					2			2
Number of vessels changed their flag							5
Maximum net funded debt to total net assets ratio				80.00%
Minimum liquidity amount				30,000,000
Minimum Ratio of EBITDA to net interest expense				2.50:1
Minimum Market Value Adjusted Net Worth				$ 500,000,000